UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 156.5% (100.0% of Total Investments)

	Alabama – 4.1% (2.6% of Total Investments)
$ 11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	10/13 at 100.00	Aaa	$ 11,941,747
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	4,970,650
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	947,260
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,015,330
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA	1,496,955
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,325	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,442,459
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
22,720	Total Alabama			22,814,401
	Alaska – 0.9% (0.6% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	1,726,122
	12/01/30 – FGIC Insured (UB)
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	AA (4)	3,117,013
	(Pre-refunded 12/01/13) – NPFG Insured
4,730	Total Alaska			4,843,135
	Arizona – 3.9% (2.5% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa2	1,228,669
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
10,350	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	10,573,664
	Facility Project, Series 2012A, 5.000%, 7/01/30
1,665	Oro Valley, Arizona, Water Project Revenue Obligations, Refunding Senior Lien Series 2012,	No Opt. Call	AA	1,830,501
	4.000%, 7/01/20
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,
	Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	AA+	405,732
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	AA+	923,913
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	3,807,684
	2011, 5.250%, 7/01/41
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,876,340
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
21,375	Total Arizona			21,646,503
	California – 22.1% (14.1% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	1,594,635
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
8,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project,	9/17 at 100.00	A1	7,544,400
	Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	4/16 at 100.00	A+	5,001,500
	Series 2006, 5.000%, 4/01/37
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	710,518
	Series 2013A, 5.000%, 7/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,847,278
	5.000%, 11/15/42 (UB)
1,375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,431,581
	Series 2010A, 6.400%, 8/15/45
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	3/23 at 100.00	A2	1,988,700
	Various Projects Series 2013A, 5.000%, 3/01/38
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	1,421,739
	2009-I, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,642,380
	2010A-1, 5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/21 at 100.00	A2	4,606,695
	2011A, 5.125%, 10/01/31
19,095	California State, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A1	19,255,004
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	1,058,730
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	1,064,680
	of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,058,306
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	990,630
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,987,272
	Option Bond Trust 3175, 13.529%, 5/15/14 (IF)
3,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election	8/23 at 100.00	AA	2,991,510
	2012, Series 2013B, 5.000%, 8/01/38 (WI/DD, Settling 8/08/13)
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	4,774,312
	1995A, 0.000%, 1/01/14 (ETM)
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,114,460
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Central Glendale Redevelopment Project, Tax	12/16 at 100.00	A	2,039,560
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	B	2,342,700
610	5.125%, 6/01/47	6/17 at 100.00	B	435,595
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,645,370
	Series 2006B, 0.000%, 9/01/27
360	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA–	360,835
	5.000%, 9/01/33
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	547,166
	California, Series 2010, 5.375%, 3/15/36
2,000	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	Aa2	2,026,040
	Series 2011, 0.000%, 8/01/31
1,000	Mendocino-Lake Community College District, California, General Obligation Bonds, Election	8/26 at 100.00	AA–	866,810
	2006, Series 2011B, 0.000%, 8/01/31 – AGM Insured
1,030	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	642,071
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (WI/DD, Settling 8/01/13)
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A	3,280,392
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	3,194,880
	6.625%, 11/01/29
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,302,888
	5.250%, 11/01/21
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,683,850
	5.500%, 5/01/32
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,103,860
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AA+	11,267,474
	Series 2006A, 4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	735,720
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	1,402,538
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	8,679,177
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	4,450,880
	Project, Tender Option Bond Trust 3030, 17.687%, 9/01/38 – NPFG Insured (IF)
690	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	712,625
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds,
	Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured	8/31 at 100.00	AA–	2,033,058
3,900	5.625%, 5/01/41 – AGM Insured	8/21 at 100.00	AA–	4,127,604
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	3,076,050
	2011C, 5.250%, 8/01/47
150,830	Total California			123,041,473
	Colorado – 9.4% (6.0% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2	1,405,600
	Series 2010, 6.250%, 12/01/35
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	692,377
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
4,735	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2012,	No Opt. Call	A1	5,508,510
	5.000%, 12/01/20
1,240	Colorado City Metropolitan District, Pueblo County, Colorado, Water and Wastewater Enterprise	No Opt. Call	A–	1,085,310
	Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34
2,000	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012,	12/22 at 100.00	A–	1,634,260
	4.000%, 12/01/42 (UB) (5)
945	Colorado Springs, Colorado, Utility System Revenue Bonds, Improvement Series 2008C,	11/18 at 100.00	AA	1,014,609
	5.500%, 11/15/48
25	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	Aa2	26,214
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
1,175	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	N/R (4)	1,390,025
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34 (Pre-refunded 3/01/19)
1,210	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds,	9/22 at 100.00	AA–	1,232,954
	City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2013A, 5.000%,
	9/01/38 – AGM Insured
	Commerce City Northern Infrastructure General Improvement District, Colorado, General
	Obligation Bonds, Series 2013:
1,070	5.000%, 12/01/29 – AGM Insured	12/22 at 100.00	AA–	1,129,546
1,685	5.000%, 12/01/30 – AGM Insured	12/22 at 100.00	AA–	1,772,148
1,000	5.000%, 12/01/31 – AGM Insured	12/22 at 100.00	AA–	1,039,250
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB	1,009,870
	Series 2010, 5.375%, 12/01/40
535	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	545,861
	(Alternative Minimum Tax)
3,150	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 4.000%, 11/15/43	11/22 at 100.00	A+	2,643,732
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,
	Senior Lien Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	2,986,952
10,185	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	10,347,654
4,000	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater	No Opt. Call	A+	4,092,600
	Revenue Bonds, Series 2012, 5.000%, 12/01/42
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	804,815
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A	980,620
	Series 2011A, 5.000%, 12/01/41
3,015	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	3,218,965
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
2,605	Parker Water and Sanitation District, Douglas County, Colorado, General Obligation Bonds,	No Opt. Call	AA–	2,534,144
	Refunding Series 2012, 4.500%, 8/01/37
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,330,917
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,538,260
1,965	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+	1,574,437
51,795	Total Colorado			52,539,630
	Florida – 8.4% (5.3% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/20 at 100.00	BBB–	1,240,000
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB–	837,869
865	5.000%, 9/01/45	9/23 at 100.00	BBB–	712,898
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	278,623
	Series 2009B, 7.000%, 4/01/39
	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC
	Project, Series 2013A:
1,480	5.000%, 4/01/33 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA–	1,452,650
865	5.000%, 4/01/38 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA–	835,218
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,032,370
	AGM Insured
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,197,438
	University, Refunding Series 2011, 6.375%, 4/01/31
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	A+	5,039,100
	Series 2003A, 5.250%, 10/01/18 – NPFG Insured (Alternative Minimum Tax)
1,795	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	AA–	1,997,422
2,050	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	1,961,215
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,170	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	1,185,912
	5.000%, 7/01/42
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	Aa3	7,111,575
	10/01/42 (WI/DD, Settling 8/02/13)
1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	959,420
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,885	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,898,629
	Gardens, Series 2004A, 5.900%, 5/01/35
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,430,016
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	11,383,570
	AMBAC Insured
46,215	Total Florida			46,553,925
	Georgia – 3.8% (2.4% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A1	5,124,020
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	1,553,985
	AGM Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,521,450
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
5,295	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	6,285,747
	1/01/19 – FGIC Insured (ETM)
6,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/20 at 100.00	AA–	5,845,620
	Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41
19,695	Total Georgia			21,330,822
	Guam – 0.7% (0.5% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	4,094,440
	5.500%, 7/01/30
	Hawaii – 1.1% (0.7% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A–	1,016,320
	Obligated Group, Series 2010A, 5.500%, 7/01/40
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	N/R	1,175,541
	University, Series 2013A, 6.625%, 7/01/33
2,050	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	2,066,544
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,592,751
	1993B, 5.000%, 10/01/13 (ETM)
5,805	Total Hawaii			5,851,156
	Idaho – 0.2% (0.1% of Total Investments)
410	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	432,017
	5.650%, 7/01/26
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	589,199
	Mitigation Series 2012A, 5.000%, 9/01/32
1,005	Total Idaho			1,021,216
	Illinois – 19.1% (12.2% of Total Investments)
1,180	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,146,830
	Revenues Series 2011A, 5.000%, 12/01/41
2,120	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	A	2,196,341
	6.250%, 1/01/15 – NPFG Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured	10/13 at 100.00	AA–	5,566,928
	(Alternative Minimum Tax)
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	417,834
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property	6/22 at 100.00	AA	1,285,100
	Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,492,786
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	1,962,418
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	539,335
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	10/13 at 100.00	N/R	500,595
	7.000%, 5/15/18
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,013,200
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A	5,739,964
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,143,490
	5.625%, 1/01/37
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	4,625,184
1,500	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	8/15 at 105.00	A+	1,516,590
	Centers, Series 2010, 5.375%, 8/15/40
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,645,378
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
3,160	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,410,430
	6.000%, 5/15/39
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	607,745
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	417,025
905	6.000%, 7/01/43	7/23 at 100.00	A–	931,173
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A	1,857,974
	Series 2009C, 6.625%, 11/01/39
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	5,759,441
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,164,680
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	2,168,860
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	514,685
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,290,220
	Series 2009, 6.125%, 5/15/25
1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	1,000,590
	Refunding Series 2007A, 5.250%, 5/01/34
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,
	Series 2002:
3,000	5.500%, 1/01/22	10/13 at 100.00	Baa2	3,009,570
1,000	5.625%, 1/01/28	10/13 at 100.00	Baa2	1,002,570
1,375	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	1,426,769
	Series 1993C, 7.000%, 4/01/14
325	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	334,815
2,250	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/26	1/22 at 100.00	A–	2,087,010
910	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	919,655
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	739,802
	18.067%, 1/01/21 (IF) (5)
625	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 4306,	No Opt. Call	AA–	660,525
	18.060%, 1/01/21 (IF)
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	11,728,827
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	A2	1,431,302
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	A2	913,597
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	A2	1,126,078
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	2,505,075
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52 (UB) (5)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	8,433,055
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	7,302,425
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
445	5.000%, 10/01/25	10/22 at 100.00	Baa1	465,021
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	412,964
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	883,693
2,000	6.250%, 6/01/24	6/16 at 100.00	A–	2,177,620
2,435	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,867,967
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
130,795	Total Illinois			106,343,136
	Indiana – 2.7% (1.8% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,294,956
2,705	0.000%, 2/01/25	No Opt. Call	AA+	1,693,438
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	Baa2	3,058,680
	Series 2006, 5.250%, 8/01/36
680	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University	2/22 at 100.00	BBB+	682,339
	Project, Series 2012B, 5.000%, 2/01/29
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,097,303
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	A–	1,505,745
	Project, Refunding Series 2010, 5.125%, 3/01/30
5,380	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	4,849,640
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
1,005	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,059,471
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
17,270	Total Indiana			15,241,572
	Iowa – 0.9% (0.5% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,020,880
	5.000%, 7/01/20
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	1,646,593
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,071,680
	5.500%, 12/01/25
4,630	Total Iowa			4,739,153
	Kansas – 1.6% (1.0% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	Aa3	2,179,180
1,400	5.000%, 9/01/27	9/21 at 100.00	Aa3	1,507,520
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series	12/20 at 100.00	Baa1	1,463,868
	2012A, 5.000%, 12/01/31
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	626,106
	Mall Project, Series 2010, 5.900%, 4/01/32
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,761,078
	5.300%, 6/01/31 – NPFG Insured
2,440	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	1,577,167
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
9,675	Total Kansas			9,114,919
	Kentucky – 1.9% (1.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,046,900
	Medical Health System, Series 2010A, 6.000%, 6/01/30
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,	3/21 at 100.00	A3	5,434,550
	Improvement and Refunding Series 2011, 6.250%, 3/01/31
4,000	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County	4/23 at 100.00	A	4,112,480
	Community Hospital Corporation, Series 2013, 5.000%, 4/01/28
10,000	Total Kentucky			10,593,930
	Louisiana – 8.3% (5.3% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	165,061
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,740	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/36 at 101.00	Aa1	1,814,994
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	6,896,601
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,181,982
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,863,878
	Series 2007A, 5.500%, 5/15/47
635	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2013B,	4/23 at 100.00	A	648,138
	5.000%, 10/01/37
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
5,375	5.000%, 7/01/30	7/23 at 100.00	A	5,527,220
4,580	5.000%, 7/01/31	7/23 at 100.00	A	4,676,821
300	5.000%, 7/01/36	7/23 at 100.00	A	300,219
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,480,651
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	15,355,050
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Residuals 660, 16.105%,	5/16 at 100.00	Aa1	150,022
	5/01/34 – FGIC Insured (IF)
46,660	Total Louisiana			46,060,637
	Maine – 0.7% (0.5% of Total Investments)
505	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	493,860
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	Baa3	2,232,640
	Center, Series 2011, 6.750%, 7/01/36
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,268,188
	5.000%, 7/01/40
3,755	Total Maine			3,994,688
	Maryland – 0.2% (0.1% of Total Investments)
595	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	1/14 at 100.00	Aa2	596,696
	5.875%, 7/01/16
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	51,940
	Series 2004, 5.375%, 8/15/24
345	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/14 at 100.00	Aaa	345,704
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
990	Total Maryland			994,340
	Massachusetts – 1.6% (1.0% of Total Investments)
2,805	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	2,707,919
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/13 at 102.00	N/R	951,520
	5.250%, 10/01/26
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,947,690
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,464,134
	8/01/46 – AGM Insured (UB) (5)
9,170	Total Massachusetts			9,071,263
	Michigan – 3.8% (2.4% of Total Investments)
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	325,418
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	621,381
	5.000%, 11/01/30
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,449,980
	7/01/35 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,683,798
	7/01/34 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BB–	1,833,220
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA–	1,560,690
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	3,316,278
	Refunding Series 2009, 5.750%, 11/15/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AA+ (4)	1,080,750
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
365	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	413,855
1,635	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,650,369
22,100	Total Michigan			20,935,739
	Minnesota – 1.0% (0.7% of Total Investments)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	981,900
	Schools Academy, Series 2010A, 5.875%, 11/01/40
1,520	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2012,	5/22 at 100.00	AA	1,356,539
	4.000%, 11/15/41
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,637,813
	Project, Series 2007-1, 5.000%, 8/01/36
870	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	874,185
	Community, Series 2012B, 4.875%, 5/01/19
6,265	Total Minnesota			5,850,437
	Mississippi – 2.1% (1.3% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/13 at 100.00	BBB	996,020
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	3,100,188
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,215	Mississippi, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA+	6,276,253
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,086,150
	Project, Series 2008A, 6.500%, 9/01/32
10,190	Total Mississippi			11,458,611
	Missouri – 1.8% (1.2% of Total Investments)
1,380	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass	10/22 at 100.00	AA+	1,421,869
	Transit Sales Tax Appropriation Refunding Bonds, Series 2013A, 5.000%, 10/01/44 (WI/DD,
	Settling 8/01/13)
1,745	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/22 at 100.00	AA–	1,489,881
	Bonds, Saint Francis Medical Center, Series 2013A, 3.375%, 6/01/28
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	1,391,754
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	994,390
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,037,540
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
1,080	5.000%, 1/01/22	1/21 at 100.00	A2	1,191,661
1,110	5.000%, 1/01/23	1/21 at 100.00	A2	1,208,823
1,250	5.000%, 1/01/25	1/21 at 100.00	A2	1,335,288
10,015	Total Missouri			10,071,206
	Nebraska – 0.4% (0.2% of Total Investments)
2,110	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	2,039,062
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
	Nevada – 1.1% (0.7% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,352,920
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,845,911
	8.000%, 6/15/30
5,700	Total Nevada			6,198,831
	New Jersey – 1.8% (1.2% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	883,180
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,147,480
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	1,168,910
	2013D, 5.000%, 7/01/33
575	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	651,504
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
305	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	348,148
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	342,441
1,455	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,546,811
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,977,948
	Series 2007-1A, 4.750%, 6/01/34
10,300	Total New Jersey			10,066,422
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,532,505
	Project, Series 2010A, 6.125%, 7/01/40
	New York – 4.3% (2.8% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	771,244
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,156,188
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,385,997
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,690,880
	2/15/47 – NPFG Insured
1,070	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,089,560
	5.000%, 11/15/34
2,275	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	A	2,288,832
	5.000%, 11/15/42
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,325,150
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
1,870	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,861,061
	Series 2011, 5.000%, 11/15/44
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	881,814
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	6,618,250
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
23,445	Total New York			24,068,976
	North Carolina – 0.6% (0.4% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	758,033
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,460	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+ (4)	2,519,015
	Facilities, Series 2004A, 5.000%, 2/01/21 (Pre-refunded 2/01/14)
3,210	Total North Carolina			3,277,048
	North Dakota – 0.6% (0.4% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,473,255
	6.250%, 11/01/31
1,125	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,113,244
	Group, Series 2012, 5.000%, 12/01/32
3,315	Total North Dakota			3,586,499
	Ohio – 3.9% (2.5% of Total Investments)
5,905	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	4,926,896
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	2,028,120
3,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	3,093,780
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	3,166,950
	Services, Improvement Series 2010A, 5.625%, 7/01/26
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	727,342
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	5,072,439
	2011A, 6.000%, 11/15/41
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	868,784
	Project, Series 2009E, 5.625%, 10/01/19
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,081,940
	2013A-1, 5.250%, 2/15/33 (WI/DD, Settling 8/15/13)
22,060	Total Ohio			21,966,251
	Oklahoma – 1.0% (0.7% of Total Investments)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,623,310
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	88,237
	System, Series 2008, Trust 3500, 8.530%, 6/15/30 (IF)
5,703	Total Oklahoma			5,711,547
	Oregon – 0.2% (0.1% of Total Investments)
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	1,054,150
	5.000%, 6/15/28
	Pennsylvania – 4.5% (2.9% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	914,530
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,020	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	No Opt. Call	A–	981,913
	Center Project, Series 2012A, 5.000%, 11/15/47
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,059,070
	Ministries Project, Series 2009, 6.125%, 1/01/29
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	623,646
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	5,333,425
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB) (5)
5,455	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA	5,564,755
	Revenue, Series 2013A, 5.000%, 12/01/38
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,583,245
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
5,445	6.000%, 8/01/36	8/20 at 100.00	A2	5,876,571
1,425	6.500%, 8/01/41	8/20 at 100.00	A2	1,570,265
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	1,834,913
	Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19
24,700	Total Pennsylvania			25,342,333
	Puerto Rico – 0.9% (0.6% of Total Investments)
4,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,815,435
	2010C, 6.000%, 8/01/39
	Rhode Island – 2.7% (1.7% of Total Investments)
15,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	10/13 at 100.00	BBB–	15,013,200
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.9% (1.2% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A (4)	4,332,056
	Series 2004A, 5.250%, 2/15/23 (Pre-refunded 8/15/14) – NPFG Insured
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.250%,	No Opt. Call	A	6,129,150
	1/01/21 – FGIC Insured
9,120	Total South Carolina			10,461,206
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,750,473
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 0.5% (0.3% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	1,022,410
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
1,220	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	5/22 at 100.00	A+	1,230,663
	Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/36
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	676,818
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	2,141
1,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	2,490
8,835	Total Tennessee			2,934,522
	Texas – 20.5% (13.1% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/13 at 100.00	N/R	3,337,500
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,345,725
	4.250%, 8/15/36 (UB)
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	498,640
	5.000%, 1/01/43
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,063,200
	6.000%, 1/01/41
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	3,817,640
	5.000%, 11/01/38 (Alternative Minimum Tax)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,542,748
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
2,275	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AA–	2,352,032
	11/01/27 – AGM Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/13 at 100.00	N/R	6,005,280
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,273,636
	2013A, 5.125%, 10/01/43 (WI/DD, Settling 8/01/13)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA (4)	7,096,250
	TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	12,578,742
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	9,388,800
	5.750%, 12/01/32 – AGM Insured (ETM)
3,790	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%,	7/22 at 100.00	A+	3,712,646
	7/01/32 (Alternative Minimum Tax)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	6,990,483
	Bonds, Series 2006, 0.000%, 8/15/39
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA–	1,201,376
	5.750%, 1/01/40 – AGC Insured
2,500	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	2,627,900
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA	1,305,046
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,194,600
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	251,580
	Texas Health Resources Project, Trust 1031, 18.192%, 2/15/30 (IF) (5)
2,945	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,027,018
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/23 at 100.00	AA–	4,037,900
	Bonds, Scott & White Healthcare Project, Series 2013A, 4.000%, 8/15/43
5,200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	5,208,216
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	1,713,984
	Lien Series 2008D, 6.250%, 12/15/26
6,810	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	6,660,861
	2012, 5.000%, 12/15/28
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,296,820
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	569,425
1,620	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	1,819,827
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	929,960
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.725%, 4/01/28 (IF)	4/17 at 100.00	Aaa	4,672,742
1,320	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	972,787
	2002A, 0.000%, 8/15/21 – AMBAC Insured
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	10/13 at 100.00	Aaa	8,982,205
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
153,980	Total Texas			114,475,569
	Utah – 1.5% (1.0% of Total Investments)
3,730	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	12/13 at 100.00	N/R	3,732,126
	Hospital Project, Series 1998, 5.750%, 12/15/18
1,300	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	10/13 at 100.00	Aa3 (4)	1,340,456
	7/01/14 (ETM)
380	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	1/14 at 100.00	AA	383,827
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
410	5.500%, 1/01/18 (Alternative Minimum Tax)	1/14 at 100.00	AA–	410,816
150	5.650%, 1/01/21 (Alternative Minimum Tax)	1/14 at 100.00	Aaa	150,203
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	818,108
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	1,570,566
	School, Series 2010A, 6.375%, 7/15/40
8,335	Total Utah			8,406,102
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	257,098
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	2,749,923
	Series 2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			3,007,021
	Virginia – 1.4% (0.9% of Total Investments)
3,045	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/38	No Opt. Call	BBB–	715,118
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	691,460
	Series 2007B1, 5.000%, 6/01/47
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,519,947
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,640	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,690,762
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
10,450	Total Virginia			7,617,287
	Washington – 3.3% (2.1% of Total Investments)
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa3 (4)	234,491
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA	5,796,415
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,155,131
	Series 2012A, 5.000%, 10/01/42
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,089,280
	Research Center, Series 2009A, 6.000%, 1/01/33
1,130	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	1,093,433
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,006,280
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,485	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,515,725
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
3,405	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	10/13 at 100.00	A3	3,441,944
	Series 2002, 6.500%, 6/01/26
18,205	Total Washington			18,332,699
	West Virginia – 0.4% (0.2% of Total Investments)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,018,835
	Center, Series 2009A, 5.625%, 9/01/32
	Wisconsin – 3.6% (2.3% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	856,345
	Series 2009, 5.875%, 2/15/39
4,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A–	4,227,594
	Inc., Series 2013B, 5.000%, 7/01/36
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,368,178
	Inc., Series 2010B, 5.000%, 4/01/30
2,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	2,093,423
	Series 2012, 5.000%, 6/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,000	5.250%, 8/15/21	8/16 at 100.00	A–	5,406,250
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	990,550
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	5,390,100
19,520	Total Wisconsin			20,332,440
$ 967,413	Total Municipal Bonds (cost $856,998,828)			872,214,745

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 47	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 11,716
13	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	2,706
$ 60	Total Corporate Bonds (cost $1,771)				14,422
	Total Investments (cost $857,000,599) – 156.5%				872,229,167
	Floating Rate Obligations – (11.2)%				(62,513,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.0)% (9)				(262,200,000)
	Other Assets Less Liabilities – 1.7%				9,902,877
	Net Assets Applicable to Common Shares – 100%				$ 557,419,044

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$872,214,745	$ —	$872,214,745
Corporate Bonds	—	—	14,422	14,422
Total	$ —	$872,214,745	$14,422	$872,229,167

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $795,340,035.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 37,341,637
Depreciation	(22,917,714)
Net unrealized appreciation (depreciation) of investments	$ 14,423,923

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an coupon rate of 5.500% maturing on July 15, 2019 and the second with an coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.1%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013